Long-Term Debt and Other Financial Liabilities, Village Seven Sale and Leaseback (Details) - Village Seven Sale and Leaseback [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Installment	Apr. 24, 2023 USD ($)
Sale and Leaseback Transaction [Abstract]
Face amount		$ 19,000
Term of charter contract	4 years 5 months
Repurchase price of vessel	$ 7,800
Number of consecutive payment installments | Installment	53
Installment payment	$ 211
SOFR [Member]
Sale and Leaseback Transaction [Abstract]
Term of variable rate	3 months
Margin on variable rate	3.00%